Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Other Non-current Assets
Other non-current assets comprise:

(€ million)	2022	2021	2020
Equity instruments at fair value through other comprehensive income (D.7.1.)	936	823	588
Debt instruments at fair value through other comprehensive income (D.7.2.)	329	447	426
Other financial assets at fair value through profit or loss (D.7.3.)	823	902	890
Pre-funded pension obligations (Note D.19.1.)	269	408	177
Long-term prepaid expenses(a)	286	59	92
Long-term loans and advances and other non-current receivables(b)	452	485	537
Derivative financial instruments (Note D.20.)	—	3	24
Total	3,095	3,127	2,734
(a) The movement in this item mainly comprises (i) the non-current portion of a $100 million upfront payment made on signature of a research agreement with Exscientia on January 7, 2022 to develop a portfolio of precision-engineered medicines using artificial intelligence; and (ii) the non-current portion of a $150 million upfront payment made as part of a strategic partnership with IGM Biosciences signed on March 29, 2022, with a view to developing targets in oncology, immunology and inflammation
(b) As of December 31, 2022, this item includes a receivable under a sub-lease amounting to €164 million, or €227 million before discounting.